CONDUCTOR GLOBAL EQUITY VALUE ETF

CGV

Supplement dated February 23, 2024

to the Prospectus, Summary Prospectus, and Statement of Additional Information (“SAI”),
each dated March 1, 2023

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI. This Supplement supersedes any information to the contrary in the Prospectus and SAI.

Effective February 23, 2024 (the “Effective Date”), the Conductor Global Equity Value ETF (the “Fund”) will be changing its primary listing exchange from NYSE Arca, Inc. to the NYSE. As of the Effective Date, all references to “NYSE Arca, Inc.” applicable to the Fund in the Prospectus and SAI are hereby deleted and replaced in their entirety with “NYSE.”

This Supplement and the existing Prospectus and SAI, each dated March 1, 2023, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the SAI have been filed with the U.S. Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund at 1-615-200-0057.